Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2017
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress	CUSTOMER ADVANCES IN EXCESS OF COSTS INCURRED ON CONTRACTS IN PROGRESS

	December 31,
	2017	2016
Advances received	$639,328	$652,372
Less -
Advances presented under long-term liabilities	133,649	174,529
Advances deducted from inventories	52,596	65,418
	453,083	412,425
Less -
Costs incurred on contracts in progress (See Note 5)	34,523	65,032
	$418,560	$347,393

As for guarantees and liens, see Notes 20(E), 20(H) and 20(I).